Concentration, Credit and Other Risks (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
RMB denominated bank deposits | PRC
Revenue, Major Customer [Line Items]
Bank deposits with financial institutions	$ 311,894	$ 1,566,107
US dollar denominated bank deposits | PRC
Revenue, Major Customer [Line Items]
Bank deposits with financial institutions	628,481	670,951
US dollar denominated bank deposits | Hong Kong Special Administrative Region (HKSAR)
Revenue, Major Customer [Line Items]
Bank deposits with financial institutions	1,505,271	1,402,842
US dollar denominated bank deposits | The United States of America (USA)
Revenue, Major Customer [Line Items]
Bank deposits with financial institutions	3,698,704	95,030
US dollar denominated bank deposits | Singapore (Singapore)
Revenue, Major Customer [Line Items]
Bank deposits with financial institutions	1,033,769	0
HKD denominated bank deposits | Hong Kong Special Administrative Region (HKSAR)
Revenue, Major Customer [Line Items]
Bank deposits with financial institutions	$ 17,508	$ 14,151